Transactions with Related Parties - Statement of Operations (Tables) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Voyage expenses	$ 12,247	$ 6,629
General and administrative expenses	14,781	15,795
Interest and finance costs	2,595	6,827
Related parties
Time charter revenues	3,377	0
Voyage expenses	1,565	337
General and administrative expenses	11,946	12,048
Commissions for assets acquired or sold	97	2,778
Interest and finance costs	$ 2,585	$ 6,827